Fair Value Measurements (Available-For-Sale Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Due in one year or less	$ 41	$ 47
Due after one year through three years	$ 48	$ 44